CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and equivalents	$ 36,259,252	$ 2,444,754
Accounts receivable, less allowance for doubtful accounts of $359,425 on December 31, 2014 and $243,777 on December 31, 2013	5,360,400	3,497,596
Inventories, net	7,314,151	5,512,225
Prepaid expenses and other current assets	1,291,379	173,786
Total Current Assets	50,225,182	11,628,361
Property, plant and equipment, net	57,825,961	48,764,032
Deposits on equipment	2,883,234	1,183,209
Other assets	1,527,483	1,041,622
Total Assets	112,461,860	62,617,224
CURRENT LIABILITIES:
Accounts payable	5,423,905	6,286,720
Accrued expenses	2,938,316	1,907,481
Total Current Liabilities	8,362,221	8,194,201
OTHER LIABILITIES:
Long-term debt		1,112,312
Notes payable		75,000,000
Accrued fees on debt guarantee		7,140,136
Accrued interest on long term debt		667,110
Accrued warrants	706,940	369,564
Total Liabilities	9,069,161	92,483,323
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY (DEFICIT):
Common stock—voting, $0.001 par value, 200,000,000 and 54,000,000 shares authorized, 33,468,342 and 10,421,419 issued and outstanding on December 31, 2014 and 2013, respectively	33,468	10,421
Additional paid-in capital	288,216,882	16,450,175
Accumulated deficit	(184,857,651)	(147,518,634)
Total Stockholders’ Equity (Deficit)	103,392,699	(131,058,038)
Total Liabilities and Stockholders’ Equity (Deficit)	112,461,860	62,617,224
Redeemable Preferred Stock Series B
REDEEMABLE PREFERRED STOCK
Preferred stock		30,728,450
Redeemable Preferred Stock Series C
REDEEMABLE PREFERRED STOCK
Preferred stock		$ 70,463,489